Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock of Take-Two Interactive Software, Inc., par value $0.01 per share
Amount Registered | shares	329,949
Proposed Maximum Offering Price per Unit	218.90
Maximum Aggregate Offering Price	$ 72,225,836.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,974.39
Offering Note	(a) In addition to the shares set forth in the table, pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), the number of shares registered includes an indeterminable number of common shares issuable under the plan, as this amount may be adjusted as a result of stock splits, stock dividends, capitalizations or similar events. (b) Represents shares issuable upon the settlement of outstanding restricted units granted under the 2017 Stock Incentive Plan pursuant to the terms of the Restricted Unit Agreement, dated as of June 1, 2026 by and between to ZMC Advisors, L.P. and the registrant. (c) Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act, the registration fee has been calculated based upon the average of the high and low prices, as reported by the Nasdaq Global Select Market, for our Common Stock on May 28, 2026.